MORGAN STANLEY VARIABLE INVESTMENT SERIES
                   1221 Avenue of the Americas
                    New York, New York 10020

                                   May 6, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:       Morgan Stanley Variable Investment Series
          File Number 2-82510


Dear Sir or Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 29, 2003.

                                   Very truly yours,
                                    /s/ Carsten Otto
                                   Carsten Otto
                                   Assistant Secretary



cc:  Larry Greene
  Barry Fink